Debt issued - Summary of unamortized issuance costs (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
6.5% due Aug 2022
Debt Instrument [Line Items]
Unamortized issuance costs	$ 199	$ 515
Interest rate	6.50%
6.125% due Oct 2024
Debt Instrument [Line Items]
Unamortized issuance costs	$ 678	929
Interest rate	6.125%
6.125% due Aug 2025
Debt Instrument [Line Items]
Unamortized issuance costs	$ 1,272	1,623
Interest rate	6.125%
5.0% due Dec 2026
Debt Instrument [Line Items]
Unamortized issuance costs	$ 1,695	$ 2,063
Interest rate	5.00%
6.25% due Apr 2028
Debt Instrument [Line Items]
Unamortized issuance costs	$ 7,812
Interest rate	6.25%